Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.1%)
	Linde plc	168,640	59,641
	Air Products and Chemicals Inc.	95,509	25,705
	Freeport-McMoRan Inc.	613,797	21,078
	Dow Inc.	301,764	14,720
	Nucor Corp.	110,864	14,641
	Newmont Corp.	343,720	13,938
	LyondellBasell Industries NV Class A	111,159	9,509
	International Flavors & Fragrances Inc.	110,186	8,516
	Steel Dynamics Inc.	71,981	6,615
	Reliance Steel & Aluminum Co.	25,237	5,923
	Celanese Corp. Class A	46,869	4,875
	Albemarle Corp.	24,536	4,748
	International Paper Co.	153,525	4,520
	Mosaic Co.	128,958	4,122
	Eastman Chemical Co.	51,767	3,991
	FMC Corp.	35,871	3,733
	Royal Gold Inc.	26,502	3,282
*	Cleveland-Cliffs Inc.	221,064	3,068
	Hexcel Corp.	36,179	2,496
	Olin Corp.	52,675	2,492
*	Univar Solutions Inc.	69,285	2,468
	Alcoa Corp.	76,348	2,422
	Avery Dennison Corp.	13,516	2,178
	Ecolab Inc.	12,500	2,063
	US Steel Corp.	96,738	2,024
	Timken Co.	26,304	1,882
	Ashland Inc.	22,066	1,873
	Huntsman Corp.	78,366	1,861
	Element Solutions Inc.	98,287	1,762
	Westlake Corp.	14,402	1,497
	SSR Mining Inc. (XTSE)	88,347	1,305
	NewMarket Corp.	2,417	942
	Southern Copper Corp.	12,848	858
	Scotts Miracle-Gro Co.	11,587	732
	Chemours Co.	25,245	669
			242,149
Consumer Discretionary (10.3%)
	Walmart Inc.	614,334	90,227
	McDonald's Corp.	241,813	68,943
*	Walt Disney Co.	733,665	64,533
	Home Depot Inc.	184,844	52,394
*	Netflix Inc.	103,758	41,008

		Shares	Market Value ($000)
	Starbucks Corp.	316,771	30,930
	Activision Blizzard Inc.	335,033	26,870
	Ford Motor Co.	1,694,965	20,340
	General Motors Co.	601,716	19,502
*	O'Reilly Automotive Inc.	15,852	14,319
	Electronic Arts Inc.	110,793	14,181
	Yum! Brands Inc.	107,939	13,891
	Target Corp.	89,986	11,782
	Lennar Corp. Class A	108,481	11,620
	Ross Stores Inc.	84,919	8,799
	eBay Inc.	204,094	8,682
*	Dollar Tree Inc.	62,271	8,399
	Genuine Parts Co.	55,182	8,218
*	Aptiv plc	87,630	7,718
*	Royal Caribbean Cruises Ltd.	95,247	7,712
	Southwest Airlines Co.	256,023	7,647
	Omnicom Group Inc.	86,629	7,640
	Lowe's Cos. Inc.	35,909	7,222
	DR Horton Inc.	64,962	6,941
	Garmin Ltd.	66,620	6,872
*	United Airlines Holdings Inc.	141,125	6,698
	Interpublic Group of Cos. Inc.	167,781	6,240
	LKQ Corp.	108,161	5,705
*	Liberty Media Corp.-Liberty Formula One Class C	79,899	5,625
	MGM Resorts International	137,004	5,383
*	Las Vegas Sands Corp.	89,680	4,944
*	Carnival Corp.	421,957	4,739
	BorgWarner Inc. (XNYS)	100,592	4,459
*	CarMax Inc.	60,385	4,360
	Hilton Worldwide Holdings Inc.	31,470	4,284
	Best Buy Co. Inc.	58,709	4,266
*	Uber Technologies Inc.	111,316	4,222
*	American Airlines Group Inc.	279,444	4,130
	Service Corp. International	64,588	4,108
	Aramark	101,769	4,018
	Fox Corp. Class A	127,062	3,964
	PulteGroup Inc.	59,662	3,942
	Wynn Resorts Ltd.	39,372	3,886
[1]	Paramount Global Inc. Class B	248,410	3,778
	Tapestry Inc.	88,352	3,536
	Bath & Body Works Inc.	98,966	3,488
	Hasbro Inc.	56,753	3,368
*,1	Rivian Automotive Inc. Class A	224,586	3,308
	Lear Corp.	25,442	3,121
*	Warner Bros Discovery Inc.	271,354	3,061
	News Corp. Class A	165,687	3,034
	Whirlpool Corp.	23,015	2,976
	Dick's Sporting Goods Inc.	22,988	2,931
*,1	GameStop Corp. Class A	115,616	2,781
	Lithia Motors Inc. Class A	11,696	2,728
*	Live Nation Entertainment Inc.	33,569	2,684
	Gentex Corp.	101,380	2,662
	VF Corp.	151,203	2,604
	Tempur Sealy International Inc.	71,709	2,556
*	Skechers USA Inc. Class A	48,968	2,515
	New York Times Co. Class A	70,077	2,482
*	Norwegian Cruise Line Holdings Ltd.	167,056	2,481
*	Alaska Air Group Inc.	53,802	2,417

		Shares	Market Value ($000)
	PVH Corp.	27,120	2,333
	Darden Restaurants Inc.	14,220	2,254
	Hyatt Hotels Corp. Class A	20,410	2,194
	Nexstar Media Group Inc. Class A	14,195	2,142
	Boyd Gaming Corp.	32,868	2,095
	Marriott Vacations Worldwide Corp.	16,119	1,986
*	NVR Inc.	348	1,933
*	AutoNation Inc.	14,482	1,896
*	Avis Budget Group Inc.	11,072	1,858
*	Liberty Media Corp.- Liberty SiriusXM Class C	66,464	1,858
*	Capri Holdings Ltd.	52,693	1,850
	Harley-Davidson Inc.	58,007	1,805
	Ralph Lauren Corp. Class A	16,901	1,797
	Leggett & Platt Inc.	57,999	1,768
	Thor Industries Inc.	22,513	1,762
*	AutoZone Inc.	736	1,757
	Fox Corp. Class B	59,233	1,730
	Advance Auto Parts Inc.	23,550	1,717
*	Take-Two Interactive Software Inc.	12,200	1,680
*	Penn Entertainment Inc.	66,445	1,664
*	Coty Inc. Class A	151,195	1,639
[1]	U-Haul Holding Co.	33,635	1,557
*	Bright Horizons Family Solutions Inc.	18,030	1,543
	Penske Automotive Group Inc.	11,161	1,543
	Toll Brothers Inc.	22,700	1,537
	Macy's Inc.	111,535	1,516
*	Ollie's Bargain Outlet Holdings Inc.	25,784	1,421
*	Grand Canyon Education Inc.	13,345	1,398
*	Mattel Inc.	79,629	1,386
*	BJ's Wholesale Club Holdings Inc.	21,554	1,350
	Newell Brands Inc.	162,062	1,347
[1]	Copa Holdings SA Class A	12,203	1,282
*	RH	4,883	1,196
*	Hertz Global Holdings Inc.	76,010	1,192
	Domino's Pizza Inc.	4,040	1,171
	Columbia Sportswear Co.	15,613	1,153
*	Caesars Entertainment Inc.	27,908	1,145
[1]	Sirius XM Holdings Inc.	304,708	1,085
*	SiteOne Landscape Supply Inc.	7,625	1,051
*,1	AMC Entertainment Holdings Inc. Class A	223,411	1,005
	Carter's Inc.	15,982	994
*	Peloton Interactive Inc. Class A	134,993	983
*	JetBlue Airways Corp.	137,717	941
	News Corp. Class B	49,708	919
	Kohl's Corp.	48,139	882
	Wyndham Hotels & Resorts Inc.	11,418	779
*	Under Armour Inc. Class A	100,444	724
*,1	QuantumScape Corp. Class A	110,813	719
	Madison Square Garden Sports Corp.	4,009	708
	Polaris Inc.	6,305	679
	Gap Inc.	84,401	677
	Williams-Sonoma Inc.	5,959	676
*	TripAdvisor Inc.	41,274	642
*	Driven Brands Holdings Inc.	25,434	632
	Hanesbrands Inc.	152,405	626
*	Deckers Outdoor Corp.	1,316	625
*	Planet Fitness Inc. Class A	9,694	620
	Lennar Corp. Class B	6,331	599

		Shares	Market Value ($000)
*	Wayfair Inc. Class A	12,197	492
*	Six Flags Entertainment Corp.	15,860	405
	Travel & Leisure Co.	9,431	344
	H&R Block Inc.	11,209	335
*	Under Armour Inc. Class C	50,544	333
*	Liberty Media Corp.- Liberty Formula One Class A	4,816	304
	Rollins Inc.	7,575	298
*	Petco Health & Wellness Co. Inc. Class A	35,461	271
	RB Global Inc.	5,197	271
*	Burlington Stores Inc.	1,760	265
	U-Haul Holding Co. (XNYS)	4,967	262
*	Lyft Inc. Class A	28,290	255
	Vail Resorts Inc.	968	235
*	Victoria's Secret & Co.	9,892	202
*	Liberty Media Corp.- Liberty SiriusXM Class A	5,823	163
[1]	Nordstrom Inc.	7,676	117
*,1	Lucid Group Inc.	13,759	107
[1]	Paramount Global Class A	4,813	85
*	Leslie's Inc.	8,304	79
*	Mister Car Wash Inc.	9,501	78
			792,796
Consumer Staples (7.1%)
	Procter & Gamble Co.	585,753	83,470
	Philip Morris International Inc.	668,869	60,205
	Mondelez International Inc. Class A	589,045	43,242
	CVS Health Corp.	553,807	37,676
	Altria Group Inc.	772,476	34,313
	Coca-Cola Co.	421,273	25,133
	General Mills Inc.	254,130	21,388
	McKesson Corp.	47,651	18,624
	PepsiCo Inc.	92,345	16,839
	Archer-Daniels-Midland Co.	236,499	16,709
	Corteva Inc.	309,357	16,548
	Constellation Brands Inc. Class A	65,545	15,925
	Kroger Co.	283,484	12,850
	Kraft Heinz Co.	302,075	11,545
	Keurig Dr Pepper Inc.	370,829	11,540
	Colgate-Palmolive Co.	137,955	10,261
	Walgreens Boots Alliance Inc.	310,180	9,420
	McCormick & Co. Inc.	108,373	9,291
	Kimberly-Clark Corp.	59,292	7,962
	Conagra Brands Inc.	203,425	7,093
	J M Smucker Co.	44,527	6,527
	Tyson Foods Inc. Class A	120,251	6,090
	Bunge Ltd.	59,828	5,542
	Church & Dwight Co. Inc.	57,358	5,303
	Hormel Foods Corp.	123,810	4,736
	Molson Coors Beverage Co. Class B	75,702	4,682
	Campbell Soup Co.	83,798	4,236
*	Darling Ingredients Inc.	64,431	4,084
*	US Foods Holding Corp.	93,566	3,722
	Casey's General Stores Inc.	15,991	3,608
	Kellogg Co.	49,764	3,323
	Ingredion Inc.	28,288	2,959
*	Performance Food Group Co.	45,348	2,507
	Brown-Forman Corp. Class B	38,028	2,349
	Hershey Co.	8,343	2,167
	Albertsons Cos. Inc. Class A	101,399	2,065

		Shares	Market Value ($000)
	Flowers Foods Inc.	80,515	2,011
*	Post Holdings Inc.	23,164	1,968
	Clorox Co.	9,060	1,433
*	Monster Beverage Corp.	23,974	1,405
	Spectrum Brands Holdings Inc.	17,494	1,263
*	Grocery Outlet Holding Corp.	34,939	1,003
	Reynolds Consumer Products Inc.	23,242	638
*	Freshpet Inc.	8,864	530
	Seaboard Corp.	110	418
*	Pilgrim's Pride Corp.	9,154	203
	Brown-Forman Corp. Class A	2,493	157
*	Boston Beer Co. Inc. Class A	237	80
			545,043
Energy (7.7%)
	Exxon Mobil Corp.	1,780,563	181,938
	Chevron Corp.	835,541	125,849
	ConocoPhillips	528,358	52,466
	Schlumberger NV	608,899	26,079
	Marathon Petroleum Corp.	195,430	20,502
	Phillips 66	200,758	18,391
	Valero Energy Corp.	166,402	17,812
	Williams Cos. Inc.	526,665	15,094
	Kinder Morgan Inc.	859,282	13,843
	Baker Hughes Co. Class A	407,254	11,098
	ONEOK Inc.	170,475	9,659
*	First Solar Inc.	45,944	9,325
	Pioneer Natural Resources Co.	46,271	9,228
	EOG Resources Inc.	68,051	7,301
	Devon Energy Corp.	143,690	6,624
	Coterra Energy Inc.	283,940	6,602
	Cheniere Energy Inc.	45,763	6,396
	Halliburton Co.	212,691	6,094
	Marathon Oil Corp.	273,859	6,069
	EQT Corp.	159,380	5,542
	APA Corp.	138,597	4,405
	Diamondback Energy Inc.	33,204	4,222
	Chesapeake Energy Corp.	52,371	3,941
	Occidental Petroleum Corp.	59,790	3,447
	Hess Corp.	26,428	3,348
	HF Sinclair Corp.	58,155	2,410
	NOV Inc.	168,930	2,377
*	Southwestern Energy Co.	439,897	2,098
*	DTE Midstream LLC	42,215	1,919
	Antero Midstream Corp.	144,551	1,476
	PDC Energy Inc.	17,885	1,227
	Range Resources Corp.	34,595	947
*,1	Plug Power Inc.	112,857	939
	Ovintiv Inc. (XNYS)	27,811	920
*	Antero Resources Corp.	42,630	870
	Vitesse Energy Inc.	10,287	237
			590,695
Financials (18.3%)
*	Berkshire Hathaway Inc. Class B	779,497	250,281
	JPMorgan Chase & Co.	1,260,242	171,027
	Bank of America Corp.	3,032,556	84,275
	Wells Fargo & Co.	1,656,194	65,933
	S&P Global Inc.	138,917	51,042

		Shares	Market Value ($000)
	Goldman Sachs Group Inc.	141,604	45,866
	Morgan Stanley	532,298	43,521
	BlackRock Inc.	64,012	42,091
	Citigroup Inc.	835,305	37,021
	Chubb Ltd.	179,487	33,349
	CME Group Inc.	154,763	27,664
	Intercontinental Exchange Inc.	238,081	25,225
	PNC Financial Services Group Inc.	172,999	20,038
	US Bancorp	598,410	17,892
	Truist Financial Corp.	575,276	17,529
	Travelers Cos. Inc.	100,716	17,045
	American International Group Inc.	321,575	16,989
	Aflac Inc.	262,851	16,878
	Arthur J Gallagher & Co.	79,338	15,894
	Charles Schwab Corp.	292,746	15,425
	MetLife Inc.	285,877	14,165
	Bank of New York Mellon Corp.	317,692	12,771
	KKR & Co. Inc.	247,358	12,736
	Prudential Financial Inc.	159,281	12,534
	Allstate Corp.	114,292	12,395
	Discover Financial Services	115,321	11,848
	State Street Corp.	150,861	10,262
	T Rowe Price Group Inc.	95,148	10,196
	Willis Towers Watson plc	46,552	10,188
	Hartford Financial Services Group Inc.	137,285	9,407
	M&T Bank Corp.	74,339	8,858
	Nasdaq Inc.	148,643	8,227
*	Arch Capital Group Ltd.	103,364	7,204
	Fifth Third Bancorp	294,558	7,149
	Raymond James Financial Inc.	77,397	6,993
	Regions Financial Corp.	404,008	6,977
	Principal Financial Group Inc.	104,711	6,854
	Cincinnati Financial Corp.	66,278	6,396
	Huntington Bancshares Inc.	620,371	6,396
	Northern Trust Corp.	88,900	6,394
	Cboe Global Markets Inc.	45,797	6,064
	Brown & Brown Inc.	94,484	5,889
*	Markel Group Inc.	4,351	5,720
	Citizens Financial Group Inc.	211,162	5,444
	W R Berkley Corp.	88,996	4,955
	Ameriprise Financial Inc.	16,441	4,907
	Loews Corp.	84,103	4,710
	First Citizens BancShares Inc. Class A	3,558	4,438
	Everest Re Group Ltd.	12,688	4,314
*	Coinbase Global Inc. Class A	69,072	4,296
	Progressive Corp.	32,850	4,202
	Reinsurance Group of America Inc.	28,940	4,052
	Globe Life Inc.	38,679	3,991
	Marsh & McLennan Cos. Inc.	22,954	3,975
	MSCI Inc. Class A	8,312	3,911
	Equitable Holdings Inc.	159,353	3,911
	Fidelity National Financial Inc.	112,402	3,837
	Annaly Capital Management Inc.	202,751	3,828
	KeyCorp	401,925	3,754
	Unum Group	85,715	3,724
	Ally Financial Inc.	128,995	3,440
	Apollo Global Management Inc.	49,770	3,327
	American Financial Group Inc.	29,065	3,263

		Shares	Market Value ($000)
	New York Community Bancorp Inc.	306,421	3,150
	Interactive Brokers Group Inc. Class A	40,171	3,102
	Franklin Resources Inc.	123,397	2,963
	Old Republic International Corp.	120,514	2,951
	East West Bancorp Inc.	61,092	2,923
	Primerica Inc.	15,835	2,882
	Voya Financial Inc.	42,062	2,852
	Webster Financial Corp.	74,576	2,651
	Assurant Inc.	21,512	2,581
	Jefferies Financial Group Inc.	85,405	2,568
	Cullen/Frost Bankers Inc.	25,162	2,521
	SEI Investments Co.	44,275	2,505
	Carlyle Group Inc.	89,361	2,449
	Stifel Financial Corp.	44,034	2,447
*,1	SoFi Technologies Inc.	351,558	2,440
	First American Financial Corp.	43,606	2,395
	First Horizon Corp.	228,677	2,358
	Commerce Bancshares Inc.	48,968	2,348
	Invesco Ltd.	161,185	2,318
	AGNC Investment Corp.	246,242	2,263
	Affiliated Managers Group Inc.	16,150	2,246
[1]	Starwood Property Trust Inc.	125,967	2,211
*	Robinhood Markets Inc. Class A	245,889	2,193
	Prosperity Bancshares Inc.	37,640	2,152
	Comerica Inc.	56,223	2,030
	MGIC Investment Corp.	127,423	1,927
	OneMain Holdings Inc.	49,440	1,872
	RenaissanceRe Holdings Ltd.	9,653	1,818
	Columbia Banking System Inc.	90,269	1,808
	Zions Bancorp NA	64,273	1,754
	Popular Inc.	30,650	1,753
	Axis Capital Holdings Ltd.	33,539	1,741
	FNB Corp.	156,091	1,715
	Hanover Insurance Group Inc.	15,221	1,697
	Evercore Inc. Class A	15,693	1,694
	Synovus Financial Corp.	61,781	1,674
	Bank OZK	48,366	1,673
	Wintrust Financial Corp.	25,729	1,636
	Pinnacle Financial Partners Inc.	32,677	1,590
	Aon plc Class A (XNYS)	5,128	1,581
	SLM Corp.	102,691	1,567
	Rithm Capital Corp.	189,646	1,544
	Janus Henderson Group plc	58,428	1,536
	White Mountains Insurance Group Ltd.	1,065	1,442
	Assured Guaranty Ltd.	24,817	1,284
	Moody's Corp.	3,871	1,227
	Kemper Corp.	27,708	1,199
*	Brighthouse Financial Inc.	29,130	1,173
	Tradeweb Markets Inc. Class A	17,251	1,155
	Lincoln National Corp.	54,028	1,130
*	Credit Acceptance Corp.	2,531	1,128
	Lazard Ltd. Class A	36,117	1,036
	BOK Financial Corp.	12,632	1,027
	First Hawaiian Inc.	55,071	908
	Virtu Financial Inc. Class A	40,136	706
	Broadridge Financial Solutions Inc.	4,607	676
	Bank of Hawaii Corp.	16,816	658
*,1	Upstart Holdings Inc.	24,045	655

		Shares	Market Value ($000)
	Erie Indemnity Co. Class A	2,816	603
	Western Alliance Bancorp	17,639	598
	Corebridge Financial Inc.	35,041	582
	CNA Financial Corp.	11,884	438
	PacWest Bancorp	50,288	324
	TFS Financial Corp.	20,477	232
	Morningstar Inc.	991	203
*,1	Rocket Cos. Inc. Class A	22,642	182
	F&G Annuities & Life Inc.	7,581	157
	UWM Holdings Corp.	5,447	28
			1,415,717
Health Care (15.5%)
	Johnson & Johnson	1,137,258	176,343
	Pfizer Inc.	2,441,090	92,810
	Thermo Fisher Scientific Inc.	148,385	75,448
	Merck & Co. Inc.	635,279	70,141
	Abbott Laboratories	643,122	65,598
	Danaher Corp.	260,513	59,819
	Bristol-Myers Squibb Co.	919,691	59,265
	Medtronic plc	577,279	47,776
	Gilead Sciences Inc.	542,034	41,704
	Elevance Health Inc.	72,436	32,438
*	Boston Scientific Corp.	615,985	31,711
	Becton Dickinson & Co.	122,548	29,627
	Eli Lilly & Co.	67,618	29,039
*	Regeneron Pharmaceuticals Inc.	38,194	28,094
	Cigna Group	106,322	26,305
	HCA Healthcare Inc.	87,393	23,088
	Stryker Corp.	70,426	19,408
*	Biogen Inc.	61,975	18,370
	UnitedHealth Group Inc.	36,451	17,760
*	Moderna Inc.	135,000	17,241
*	Centene Corp.	236,904	14,785
*	Illumina Inc.	67,951	13,363
*	GE Healthcare Inc.	149,163	11,860
	Zimmer Biomet Holdings Inc.	90,698	11,549
	Cardinal Health Inc.	111,402	9,168
	STERIS plc	43,139	8,627
*	Hologic Inc.	105,123	8,293
	Amgen Inc.	36,985	8,161
	Laboratory Corp. of America Holdings	38,277	8,135
	Humana Inc.	16,056	8,058
	Cooper Cos. Inc.	20,983	7,796
	Baxter International Inc.	183,739	7,482
*	BioMarin Pharmaceutical Inc.	79,774	6,936
	Quest Diagnostics Inc.	47,829	6,345
	Revvity Inc.	54,548	6,290
	Royalty Pharma plc Class A	160,749	5,263
*	Exact Sciences Corp.	61,894	5,049
	Viatris Inc.	523,861	4,793
	Teleflex Inc.	20,272	4,759
*	QIAGEN NV	97,969	4,424
*	Henry Schein Inc.	58,428	4,318
*	United Therapeutics Corp.	19,273	4,042
*	Intuitive Surgical Inc.	12,057	3,712
	Universal Health Services Inc. Class B	26,848	3,547
*	Bio-Rad Laboratories Inc. Class A	9,242	3,451
*	Jazz Pharmaceuticals plc	26,611	3,410

		Shares	Market Value ($000)
	DENTSPLY SIRONA Inc.	92,687	3,348
*	Tenet Healthcare Corp.	45,953	3,272
*	Acadia Healthcare Co. Inc.	38,378	2,711
	Encompass Health Corp.	42,195	2,617
*	Align Technology Inc.	8,463	2,392
*	Envista Holdings Corp.	70,202	2,239
	Chemed Corp.	4,013	2,142
	Organon & Co.	109,689	2,127
*	Vertex Pharmaceuticals Inc.	6,136	1,985
*	Catalent Inc.	52,587	1,958
	Perrigo Co. plc	57,787	1,847
*	QuidelOrtho Corp.	20,993	1,787
*	Globus Medical Inc. Class A	31,014	1,679
*	Elanco Animal Health Inc. (XNYS)	194,200	1,583
	Agilent Technologies Inc.	13,175	1,524
*	Molina Healthcare Inc.	5,527	1,514
*	Syneos Health Inc.	36,375	1,513
*	Teladoc Health Inc.	62,863	1,455
*	Azenta Inc.	29,882	1,292
	Premier Inc. Class A	51,317	1,283
*	ICU Medical Inc.	7,096	1,241
*	Integra LifeSciences Holdings Corp.	31,665	1,202
*	Repligen Corp.	6,940	1,165
*	Enovis Corp.	20,605	1,087
*	Amedisys Inc.	13,674	1,038
*	Doximity Inc. Class A	25,632	786
*	Masimo Corp.	4,799	777
*	Mirati Therapeutics Inc.	19,197	713
*	Horizon Therapeutics plc	6,756	676
*	Incyte Corp.	10,691	658
*,1	Ginkgo Bioworks Holdings Inc.	305,472	483
*	Exelixis Inc.	19,127	369
*	Avantor Inc.	18,391	367
*	Certara Inc.	17,539	364
*	Ultragenyx Pharmaceutical Inc.	6,285	310
*	Charles River Laboratories International Inc.	1,431	277
*	Enhabit Inc.	20,965	226
*	10X Genomics Inc. Class A	4,284	225
*	Ionis Pharmaceuticals Inc.	4,658	191
*	Natera Inc.	3,109	146
*	agilon health Inc.	6,696	133
*	Tandem Diabetes Care Inc.	1,730	45
			1,198,348
Industrials (12.8%)
	Raytheon Technologies Corp.	635,069	58,515
	General Electric Co.	441,638	44,839
	Honeywell International Inc.	205,157	39,308
	American Express Co.	240,320	38,105
*	Boeing Co.	164,854	33,910
	Eaton Corp. plc	172,212	30,292
*	Fiserv Inc.	230,551	25,866
	Northrop Grumman Corp.	54,921	23,918
	3M Co.	236,886	22,104
	FedEx Corp.	100,772	21,966
	General Dynamics Corp.	104,832	21,405
*	PayPal Holdings Inc.	339,787	21,063
	CSX Corp.	677,157	20,768
	Norfolk Southern Corp.	97,901	20,381

		Shares	Market Value ($000)
	Capital One Financial Corp.	164,733	17,167
	PACCAR Inc.	220,525	15,168
	Johnson Controls International plc	248,644	14,844
	L3Harris Technologies Inc.	82,146	14,451
	AMETEK Inc.	99,081	14,374
*	Block Inc. (XNYS)	231,870	14,003
	Fidelity National Information Services Inc.	256,399	13,992
	Parker-Hannifin Corp.	42,427	13,595
	DuPont de Nemours Inc.	198,353	13,327
	Emerson Electric Co.	167,332	12,998
	Otis Worldwide Corp.	157,423	12,517
	Cummins Inc.	60,957	12,460
	Carrier Global Corp.	288,754	11,810
	Global Payments Inc.	112,897	11,029
	TransDigm Group Inc.	13,627	10,543
	Fortive Corp.	153,122	9,970
	Ingersoll Rand Inc. (XYNS)	175,638	9,952
	Martin Marietta Materials Inc.	24,520	9,760
	Dover Corp.	60,589	8,078
*	Teledyne Technologies Inc.	19,995	7,771
*	Builders FirstSource Inc.	62,885	7,292
	Westinghouse Air Brake Technologies Corp.	78,293	7,252
	Trane Technologies plc	41,661	6,800
	Xylem Inc.	66,612	6,675
	Hubbell Inc. Class B	23,157	6,541
	PPG Industries Inc.	47,797	6,275
	Howmet Aerospace Inc.	144,803	6,190
	Amcor plc	641,315	6,182
	Caterpillar Inc.	29,054	5,978
	Jacobs Solutions Inc.	54,443	5,967
	Synchrony Financial	188,490	5,836
	United Parcel Service Inc. Class B (XNYS)	34,344	5,735
	Vulcan Materials Co.	29,306	5,729
	Snap-on Inc.	22,723	5,655
	Textron Inc.	90,178	5,579
	Equifax Inc.	26,295	5,486
	United Rentals Inc.	16,319	5,447
	IDEX Corp.	26,989	5,375
	Expeditors International of Washington Inc.	47,373	5,226
*	Trimble Inc.	106,491	4,970
	Quanta Services Inc.	27,981	4,969
	Packaging Corp. of America	39,435	4,891
	Stanley Black & Decker Inc.	63,906	4,791
	Rockwell Automation Inc.	16,117	4,490
	Masco Corp.	92,505	4,470
*	Bill Holdings Inc.	42,762	4,429
	Owens Corning	40,398	4,296
	RPM International Inc.	52,384	4,180
	AECOM	53,320	4,162
	Nordson Corp.	18,960	4,132
	Ball Corp.	80,302	4,108
	Pentair plc	71,183	3,949
	Lennox International Inc.	13,835	3,812
	Knight-Swift Transportation Holdings Inc.	67,422	3,708
	Regal Rexnord Corp.	28,155	3,657
	CH Robinson Worldwide Inc.	36,708	3,470
*	Zebra Technologies Corp. Class A	13,170	3,458
	AptarGroup Inc.	28,318	3,185

		Shares	Market Value ($000)
	nVent Electric plc	71,354	3,095
	Automatic Data Processing Inc.	14,781	3,089
	Westrock Co.	109,622	3,071
	Illinois Tool Works Inc.	13,375	2,926
*	Middleby Corp.	21,509	2,839
	ITT Inc.	36,083	2,748
	Sensata Technologies Holding plc	65,266	2,710
	Littelfuse Inc.	10,426	2,669
	Huntington Ingalls Industries Inc.	13,236	2,665
*	MasTec Inc.	26,256	2,661
	Woodward Inc.	25,026	2,638
	Curtiss-Wright Corp.	16,593	2,623
	A O Smith Corp.	41,015	2,622
	AGCO Corp.	23,276	2,567
	Donaldson Co. Inc.	43,602	2,552
	MDU Resources Group Inc.	87,123	2,542
	Sonoco Products Co.	41,958	2,512
	MKS Instruments Inc.	24,653	2,399
*	GXO Logistics Inc.	40,466	2,263
	Fortune Brands Innovations Inc.	36,084	2,181
	Watsco Inc.	6,667	2,163
*	Mohawk Industries Inc.	22,910	2,109
*	Axalta Coating Systems Ltd.	71,987	2,088
	Oshkosh Corp.	28,253	2,086
	Acuity Brands Inc.	13,791	2,078
	Valmont Industries Inc.	7,885	2,068
	Brunswick Corp.	25,660	1,937
*	XPO Inc.	41,228	1,935
	Tetra Tech Inc.	13,509	1,857
*	Kirby Corp.	25,579	1,830
	Flowserve Corp.	55,968	1,822
	MSC Industrial Direct Co. Inc. Class A	19,833	1,783
*	WillScot Mobile Mini Holdings Corp.	40,884	1,761
	Graco Inc.	22,955	1,756
	Air Lease Corp. Class A	44,767	1,702
	Ryder System Inc.	20,945	1,651
	Silgan Holdings Inc.	36,099	1,624
	TransUnion	22,468	1,617
	Louisiana-Pacific Corp.	27,541	1,612
*	FTI Consulting Inc.	8,527	1,603
	Berry Global Group Inc.	27,407	1,568
	ManpowerGroup Inc.	21,921	1,538
	Crane Co.	20,117	1,462
	BWX Technologies Inc.	23,929	1,443
	Esab Corp.	24,318	1,428
*,1	Affirm Holdings Inc.	95,948	1,426
	MSA Safety Inc.	9,836	1,353
	Genpact Ltd.	36,413	1,339
*	Axon Enterprise Inc.	6,642	1,281
	WESCO International Inc.	9,184	1,262
*	AZEK Co. Inc. Class A	53,648	1,247
	Western Union Co.	108,417	1,235
	Cintas Corp.	2,463	1,163
	Crane NXT Co.	20,538	1,081
*	RXO Inc.	45,221	944
*	Keysight Technologies Inc.	5,790	937
*	WEX Inc.	5,240	869
*	Mercury Systems Inc.	21,327	866

		Shares	Market Value ($000)
	Allegion plc	7,829	820
	Vontier Corp.	26,186	776
	Carlisle Cos. Inc.	3,512	746
	Graphic Packaging Holding Co.	30,335	725
	JB Hunt Transport Services Inc.	3,816	637
	Schneider National Inc. Class B	23,706	614
*	Gates Industrial Corp. plc	52,381	614
*	Core & Main Inc. Class A	21,335	570
*	Euronet Worldwide Inc.	5,061	564
	ADT Inc.	90,446	515
	Armstrong World Industries Inc.	8,185	511
	Crown Holdings Inc.	5,833	445
*	TopBuild Corp.	2,088	421
	Eagle Materials Inc.	2,499	407
	Allison Transmission Holdings Inc.	8,280	392
	HEICO Corp.	2,485	384
*	Masterbrand Inc.	36,778	382
	Robert Half International Inc.	5,398	351
*	Hayward Holdings Inc.	28,826	313
	Cognex Corp.	5,377	296
	Landstar System Inc.	1,607	282
	Ardagh Metal Packaging SA	43,376	157
*	Ardagh Group SA	8,833	72
	HEICO Corp. Class A	537	65
	Spirit AeroSystems Holdings Inc. Class A	2,370	63
			988,614
Real Estate (4.6%)
	Prologis Inc.	396,835	49,426
	Realty Income Corp.	269,049	15,992
	Welltower Inc.	203,595	15,190
	VICI Properties Inc.	429,879	13,296
	Digital Realty Trust Inc.	124,054	12,711
*	CoStar Group Inc.	149,450	11,866
	AvalonBay Communities Inc.	59,517	10,355
	Equity Residential	160,162	9,738
	Weyerhaeuser Co.	318,241	9,121
	Invitation Homes Inc.	263,899	8,941
	American Tower Corp.	46,814	8,634
	Alexandria Real Estate Equities Inc.	74,316	8,432
	SBA Communications Corp. Class A	35,647	7,906
	Simon Property Group Inc.	72,676	7,642
	Ventas Inc.	172,689	7,450
	Equinix Inc.	9,831	7,329
	Mid-America Apartment Communities Inc.	49,674	7,305
	Extra Space Storage Inc.	50,503	7,286
	Sun Communities Inc.	52,590	6,659
	WP Carey Inc.	90,245	6,259
	Essex Property Trust Inc.	27,777	6,001
	UDR Inc.	141,907	5,629
*	CBRE Group Inc. Class A	69,848	5,233
	Host Hotels & Resorts Inc.	306,323	5,085
	Gaming and Leisure Properties Inc.	105,524	5,080
	Kimco Realty Corp.	261,492	4,806
	Healthpeak Properties Inc.	235,705	4,705
	Life Storage Inc.	36,402	4,637
	Rexford Industrial Realty Inc.	84,598	4,605
	American Homes 4 Rent Class A	133,216	4,567
	Camden Property Trust	41,127	4,297

		Shares	Market Value ($000)
	CubeSmart	96,663	4,296
	Regency Centers Corp.	74,181	4,174
	Public Storage	13,938	3,949
	Americold Realty Trust Inc.	116,260	3,406
	NNN REIT Inc.	78,201	3,327
	Boston Properties Inc.	67,816	3,301
	Federal Realty Investment Trust	34,737	3,064
	Healthcare Realty Trust Inc. Class A	163,941	3,051
	Omega Healthcare Investors Inc.	101,569	3,028
	First Industrial Realty Trust Inc.	56,861	2,956
	EastGroup Properties Inc.	17,755	2,923
*	Jones Lang LaSalle Inc.	20,616	2,893
*	Zillow Group Inc. Class A	60,661	2,717
	Brixmor Property Group Inc.	128,839	2,581
	Spirit Realty Capital Inc.	59,904	2,340
[1]	Medical Properties Trust Inc.	255,757	2,110
	Apartment Income REIT Corp.	59,148	2,052
	Equity LifeStyle Properties Inc.	29,743	1,879
	Rayonier Inc.	62,586	1,835
	Iron Mountain Inc.	31,191	1,666
	Kilroy Realty Corp.	50,691	1,376
	National Storage Affiliates Trust	37,029	1,356
	EPR Properties	31,743	1,324
	Cousins Properties Inc.	64,704	1,289
*	Zillow Group Inc. Class C	27,196	1,240
	Park Hotels & Resorts Inc.	95,644	1,238
*	Howard Hughes Corp.	15,676	1,169
	Vornado Realty Trust	77,129	1,046
	Highwoods Properties Inc.	44,930	929
	Douglas Emmett Inc.	72,078	836
	JBG SMITH Properties	46,066	652
[1]	SL Green Realty Corp.	27,869	645
	Lamar Advertising Co. Class A	4,315	388
*	Opendoor Technologies Inc.	142,596	376
	Hudson Pacific Properties Inc.	59,609	278
*,1	WeWork Inc. Class A	95,875	16
			357,889
Technology (10.2%)
*	Meta Platforms Inc. Class A	756,494	200,259
*	Salesforce Inc.	326,627	72,962
	Intel Corp.	1,788,690	56,236
*	Alphabet Inc. Class A	339,261	41,685
*	Alphabet Inc. Class C	291,993	36,023
	Analog Devices Inc.	174,393	30,988
	Micron Technology Inc.	380,045	25,919
	Oracle Corp.	206,327	21,858
	Texas Instruments Inc.	123,282	21,436
	Marvell Technology Inc.	365,637	21,386
	Roper Technologies Inc.	45,510	20,672
*	Advanced Micro Devices Inc.	148,196	17,518
	International Business Machines Corp.	129,277	16,624
	Cognizant Technology Solutions Corp. Class A	221,910	13,867
	Corning Inc.	299,230	9,219
	Hewlett Packard Enterprise Co.	555,902	8,016
*	VeriSign Inc.	35,862	8,009
	Skyworks Solutions Inc.	68,744	7,116
	HP Inc.	229,988	6,683
*	VMware Inc. Class A	47,382	6,458

		Shares	Market Value ($000)
*	Akamai Technologies Inc.	66,975	6,170
*	ON Semiconductor Corp.	70,570	5,900
*	ANSYS Inc.	17,793	5,758
*	Western Digital Corp.	137,509	5,326
	SS&C Technologies Holdings Inc.	95,355	5,241
*	Okta Inc.	56,521	5,138
*	Pinterest Inc. Class A	202,540	4,849
	Amdocs Ltd.	51,353	4,836
	Amphenol Corp. Class A	62,165	4,690
	Leidos Holdings Inc.	58,824	4,592
*	GoDaddy Inc. Class A	58,328	4,280
*	Qorvo Inc.	43,102	4,192
	Dell Technologies Inc. Class C	86,559	3,879
*	F5 Inc.	25,715	3,795
*	Zoom Video Communications Inc. Class A	52,667	3,536
*	Black Knight Inc.	60,576	3,500
*	Twilio Inc. Class A	46,709	3,252
*	Arrow Electronics Inc.	23,790	3,013
*	CACI International Inc. Class A	9,998	2,992
*	Ceridian HCM Holding Inc.	47,924	2,964
*	Guidewire Software Inc.	35,411	2,938
	National Instruments Corp.	49,145	2,841
	Gen Digital Inc. (XNGS)	151,931	2,665
*	UiPath Inc. Class A	147,197	2,633
*	Wolfspeed Inc.	53,116	2,552
	Microchip Technology Inc.	33,561	2,526
*	DXC Technology Co.	99,117	2,481
	Science Applications International Corp.	23,687	2,305
	Vertiv Holdings Co. Class A	110,694	2,136
	Dolby Laboratories Inc. Class A	25,427	2,098
*	IAC Inc.	33,496	1,870
*	Manhattan Associates Inc.	10,280	1,865
*	Cirrus Logic Inc.	23,553	1,830
	TD SYNNEX Corp.	20,022	1,790
	Avnet Inc.	39,644	1,738
	Concentrix Corp.	18,540	1,626
*	Coherent Corp.	43,192	1,596
*	Clarivate plc	202,508	1,580
*	IPG Photonics Corp.	13,581	1,500
*	Snowflake Inc. Class A	8,584	1,419
*	Nutanix Inc. Class A	47,475	1,406
*	NCR Corp.	53,191	1,261
	KBR Inc.	20,829	1,229
*,1	GLOBALFOUNDRIES Inc.	20,631	1,203
*	Kyndryl Holdings Inc.	87,659	1,101
	Dun & Bradstreet Holdings Inc.	109,730	1,097
*,1	Unity Software Inc.	33,207	987
*	Teradata Corp.	20,096	942
	Jabil Inc.	10,316	923
*	Tyler Technologies Inc.	2,235	887
*	DoorDash Inc. Class A	12,377	808
*	nCino Inc.	24,730	680
	Teradyne Inc.	6,267	628
*	Paycor HCM Inc.	26,086	574
*	SentinelOne Inc. Class A	24,479	523
*	Procore Technologies Inc.	8,485	513
*	CCC Intelligent Solutions Holdings Inc.	45,010	492
*	Wix.com Ltd.	5,274	402

		Shares	Market Value ($000)
*	Match Group Inc.	7,392	255
*	Informatica Inc. Class A	13,743	243
*	Dropbox Inc. Class A	7,644	176
*	DoubleVerify Holdings Inc.	4,787	167
*	Jamf Holding Corp.	4,165	77
*	Definitive Healthcare Corp. Class A	7,651	74
			789,474
Telecommunications (4.5%)
	Cisco Systems Inc.	1,775,945	88,211
	Comcast Corp. Class A	1,806,227	71,075
	Verizon Communications Inc.	1,815,392	64,682
	AT&T Inc.	3,090,446	48,613
*	T-Mobile US Inc.	253,101	34,738
	Motorola Solutions Inc.	71,191	20,070
	Juniper Networks Inc.	138,108	4,194
*	Ciena Corp.	63,621	2,974
*	Liberty Broadband Corp. Class C	30,821	2,284
*	Roku Inc.	37,581	2,187
*	Lumentum Holdings Inc.	29,715	1,572
*	Frontier Communications Parent Inc.	105,463	1,569
*	ViaSat Inc.	31,180	1,391
	Lumen Technologies Inc.	442,776	877
*	DISH Network Corp. Class A	110,396	710
	Cable One Inc.	958	586
*	Altice USA Inc. Class A	88,500	227
	Ubiquiti Inc.	1,316	215
*	Liberty Broadband Corp. Class A	588	43
			346,218
Utilities (5.7%)
	NextEra Energy Inc.	858,020	63,030
	Southern Co.	470,029	32,784
	Duke Energy Corp.	332,848	29,720
	Sempra Energy (XNYS)	135,628	19,467
	American Electric Power Co. Inc.	220,882	18,360
	Dominion Energy Inc.	358,499	18,025
	Exelon Corp.	429,603	17,034
	Xcel Energy Inc.	235,807	15,396
	Consolidated Edison Inc.	152,643	14,242
	Public Service Enterprise Group Inc.	214,111	12,793
*	PG&E Corp.	711,982	12,061
	American Water Works Co. Inc.	82,798	11,960
	WEC Energy Group Inc.	136,484	11,922
	Constellation Energy Corp.	141,219	11,865
	Republic Services Inc. Class A	83,472	11,822
	Edison International	162,556	10,976
	Eversource Energy	149,007	10,316
	Ameren Corp.	111,324	9,025
	DTE Energy Co.	83,454	8,980
	FirstEnergy Corp.	234,792	8,779
	Entergy Corp.	87,803	8,622
	PPL Corp.	318,650	8,349
	CenterPoint Energy Inc.	272,521	7,688
	CMS Energy Corp.	125,220	7,260
	Atmos Energy Corp.	61,433	7,082
	Alliant Energy Corp.	108,468	5,582
	Evergy Inc.	96,145	5,562
	NiSource Inc.	175,776	4,727

		Shares	Market Value ($000)
	AES Corp.	236,381	4,666
	Essential Utilities Inc.	100,216	4,083
	Pinnacle West Capital Corp.	48,815	3,772
	NRG Energy Inc.	91,767	3,101
*	Clean Harbors Inc.	22,037	3,094
	OGE Energy Corp.	86,275	3,044
	UGI Corp.	90,458	2,530
	IDACORP Inc.	21,649	2,253
	Brookfield Renewable Corp. Class A	55,603	1,867
	Waste Management Inc.	11,245	1,821
	National Fuel Gas Co.	34,585	1,761
	Vistra Corp.	71,271	1,708
	Hawaiian Electric Industries Inc.	46,645	1,675
*	Stericycle Inc.	39,439	1,662
*	Sunrun Inc.	89,693	1,582
	Avangrid Inc.	30,598	1,148
			443,196
Total Common Stocks (Cost $7,870,417)			7,710,139
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $21,162)	211,684	21,164
Total Investments (100.1%) (Cost $7,891,579)			7,731,303
Other Assets and Liabilities—Net (-0.1%)			(4,895)
Net Assets (100%)			7,726,408
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,642,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $21,150,000 was received for securities on loan, of which $21,149,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	49	10,267	—

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/31/23	BANA	2,863	(5.073)	—	(6)
Johnson Controls International plc	8/31/23	BANA	2,866	(5.073)	—	(5)
					—	(11)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,710,067	72	—	7,710,139
Temporary Cash Investments	21,164	—	—	21,164
Total	7,731,231	72	—	7,731,303
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	—	—	—	—
Swap Contracts	—	11	—	11
Total	—	11	—	11
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.